DERIVATIVE INSTRUMENTS (Details)		1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / R$	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about hedges [line items]
Forward contracts, amount of currency for purchase					$ 345,000
Non deliverable forward foreign exchange contract		R$ 418,238	$ 0
Derivative financial assets				$ 3,454,000		$ 738,000
At fair value [member]
Disclosure of detailed information about hedges [line items]
Non deliverable forward foreign exchange contract	$ 0
Prices specified in forward agreements to purchase financial assets for cash				3,454,000
Minimum
Disclosure of detailed information about hedges [line items]
Prices specified in forward agreements to purchase financial assets for cash				$ 4.32
Closing foreign exchange rate | $ / R$				4.03
Maximum
Disclosure of detailed information about hedges [line items]
Closing foreign exchange rate				4.32